Quarterly Holdings Report
for
Fidelity® Series Large Cap Stock Fund
March 31, 2022
MHT-NPRT3-0522
1.951036.109
Common Stocks - 99.5%
	Shares	Value ($)
COMMUNICATION SERVICES - 9.0%
Diversified Telecommunication Services - 0.4%
Cellnex Telecom SA (a)	387,000	18,624,146
Verizon Communications, Inc.	700,933	35,705,527
		54,329,673
Entertainment - 1.8%
Activision Blizzard, Inc.	284,322	22,777,035
Nintendo Co. Ltd. ADR	621,400	39,092,274
The Walt Disney Co. (b)	859,693	117,915,492
Universal Music Group NV	2,678,781	71,699,499
		251,484,300
Interactive Media & Services - 3.9%
Alphabet, Inc.:
Class A (b)	76,011	211,413,195
Class C (b)	67,573	188,730,713
Meta Platforms, Inc. Class A (b)	553,000	122,965,080
Snap, Inc. Class A (b)	476,400	17,145,636
		540,254,624
Media - 2.9%
Comcast Corp. Class A	7,205,742	337,372,840
Interpublic Group of Companies, Inc.	1,874,670	66,457,052
		403,829,892
TOTAL COMMUNICATION SERVICES		1,249,898,489
CONSUMER DISCRETIONARY - 4.3%
Auto Components - 0.4%
BorgWarner, Inc.	1,552,862	60,406,332
Automobiles - 0.1%
General Motors Co. (b)	297,400	13,008,276
Hotels, Restaurants & Leisure - 1.6%
Booking Holdings, Inc. (b)	51,237	120,327,533
Expedia, Inc. (b)	218,600	42,773,462
Marriott International, Inc. Class A (b)	240,500	42,267,875
Starbucks Corp.	166,000	15,101,020
		220,469,890
Household Durables - 0.7%
Mohawk Industries, Inc. (b)	317,289	39,407,294
Sony Group Corp. sponsored ADR	194,500	19,977,095
Whirlpool Corp.	221,363	38,247,099
		97,631,488
Internet & Direct Marketing Retail - 0.3%
Amazon.com, Inc. (b)	11,600	37,815,420
Chewy, Inc. (b)(c)	209,100	8,527,098
		46,342,518
Specialty Retail - 1.2%
Lowe's Companies, Inc.	779,107	157,527,644
TOTAL CONSUMER DISCRETIONARY		595,386,148
CONSUMER STAPLES - 5.8%
Beverages - 1.7%
Diageo PLC sponsored ADR	333,900	67,828,446
Keurig Dr. Pepper, Inc.	1,122,500	42,542,750
The Coca-Cola Co.	1,969,795	122,127,290
		232,498,486
Food & Staples Retailing - 1.3%
Costco Wholesale Corp.	24,600	14,165,910
Performance Food Group Co. (b)	431,300	21,957,483
Sysco Corp.	1,172,600	95,742,790
U.S. Foods Holding Corp. (b)	595,600	22,412,428
Walmart, Inc.	188,300	28,041,636
		182,320,247
Food Products - 0.1%
Lamb Weston Holdings, Inc.	252,800	15,145,248
Household Products - 0.2%
Colgate-Palmolive Co.	17,300	1,311,859
Spectrum Brands Holdings, Inc.	326,182	28,938,867
		30,250,726
Tobacco - 2.5%
Altria Group, Inc.	5,831,759	304,709,408
Swedish Match Co. AB	4,500,400	33,926,269
		338,635,677
TOTAL CONSUMER STAPLES		798,850,384
ENERGY - 11.1%
Oil, Gas & Consumable Fuels - 11.1%
Canadian Natural Resources Ltd.	415,400	25,721,805
Cenovus Energy, Inc. (Canada)	10,330,481	172,209,114
EQT Corp.	313,500	10,787,535
Exxon Mobil Corp.	9,779,343	807,675,938
Harbour Energy PLC	4,645,500	29,682,857
Hess Corp.	2,524,672	270,240,891
Imperial Oil Ltd.	521,700	25,247,250
Kosmos Energy Ltd. (b)	12,369,935	88,939,833
Phillips 66 Co.	365,400	31,566,906
Tourmaline Oil Corp.	1,627,400	74,981,594
		1,537,053,723
FINANCIALS - 16.9%
Banks - 12.2%
Bank of America Corp.	10,699,794	441,045,509
JPMorgan Chase & Co.	1,038,671	141,591,631
M&T Bank Corp.	162,520	27,547,140
PNC Financial Services Group, Inc.	892,721	164,662,388
Truist Financial Corp.	2,074,123	117,602,774
U.S. Bancorp	1,746,119	92,806,225
Wells Fargo & Co.	14,342,837	695,053,881
		1,680,309,548
Capital Markets - 3.1%
KKR & Co. LP	1,216,851	71,149,278
Morgan Stanley	834,724	72,954,878
Northern Trust Corp.	1,323,946	154,173,512
Raymond James Financial, Inc.	358,703	39,425,047
State Street Corp.	1,113,941	97,046,540
		434,749,255
Consumer Finance - 0.4%
Discover Financial Services	490,500	54,048,195
Insurance - 0.2%
Chubb Ltd.	151,197	32,341,038
Thrifts & Mortgage Finance - 1.0%
MGIC Investment Corp.	5,648,377	76,535,508
Radian Group, Inc.	2,892,408	64,240,382
		140,775,890
TOTAL FINANCIALS		2,342,223,926
HEALTH CARE - 14.0%
Biotechnology - 0.6%
ADC Therapeutics SA (b)	220,500	3,239,145
Alnylam Pharmaceuticals, Inc. (b)	161,150	26,314,184
Argenx SE ADR (b)	14,700	4,635,057
Crinetics Pharmaceuticals, Inc. (b)	389,800	8,556,110
Insmed, Inc. (b)	691,829	16,257,982
Intercept Pharmaceuticals, Inc. (b)(c)	895,118	14,563,570
Vaxcyte, Inc. (b)	173,900	4,199,685
Verve Therapeutics, Inc.	134,300	3,064,726
		80,830,459
Health Care Equipment & Supplies - 1.6%
Abbott Laboratories	77,200	9,137,392
Becton, Dickinson & Co.	139,206	37,028,796
Boston Scientific Corp. (b)	3,640,719	161,247,445
iRhythm Technologies, Inc. (b)	1,100	173,217
Koninklijke Philips Electronics NV (depositary receipt) (NY Reg.)	484,100	14,779,573
		222,366,423
Health Care Providers & Services - 5.9%
Cardinal Health, Inc.	1,207,658	68,474,209
Centene Corp. (b)	158,600	13,352,534
Cigna Corp.	666,511	159,702,701
Covetrus, Inc. (b)	376,473	6,320,982
CVS Health Corp.	1,479,252	149,715,095
Guardant Health, Inc. (b)	234,100	15,506,784
Humana, Inc.	45,600	19,843,752
McKesson Corp.	544,521	166,694,214
Oak Street Health, Inc. (b)	188,700	5,072,256
UnitedHealth Group, Inc.	409,181	208,670,035
		813,352,562
Life Sciences Tools & Services - 0.2%
Danaher Corp.	88,100	25,842,373
Pharmaceuticals - 5.7%
Bayer AG	1,954,472	133,684,118
Bristol-Myers Squibb Co.	3,788,960	276,707,749
Eli Lilly & Co.	154,800	44,330,076
GlaxoSmithKline PLC sponsored ADR	3,436,136	149,678,084
Johnson & Johnson	914,271	162,036,249
Pliant Therapeutics, Inc. (b)	234,300	1,642,443
Sanofi SA sponsored ADR	478,500	24,566,190
Viatris, Inc.	185,500	2,018,240
		794,663,149
TOTAL HEALTH CARE		1,937,054,966
INDUSTRIALS - 14.3%
Aerospace & Defense - 2.8%
Airbus Group NV	583,100	70,361,799
General Dynamics Corp.	172,160	41,521,549
Huntington Ingalls Industries, Inc.	111,550	22,247,532
MTU Aero Engines AG	51,600	12,027,283
Raytheon Technologies Corp.	212,969	21,098,839
Safran SA	104,500	12,303,362
The Boeing Co. (b)	1,087,191	208,197,077
		387,757,441
Air Freight & Logistics - 2.2%
FedEx Corp.	295,647	68,409,759
United Parcel Service, Inc. Class B	1,093,056	234,416,790
		302,826,549
Airlines - 0.1%
Copa Holdings SA Class A (b)	48,500	4,056,540
Ryanair Holdings PLC sponsored ADR (b)	113,400	9,879,408
		13,935,948
Building Products - 0.2%
Johnson Controls International PLC	327,700	21,487,289
Commercial Services & Supplies - 0.2%
ACV Auctions, Inc. Class A (b)	1,559,000	23,088,790
Electrical Equipment - 0.9%
Acuity Brands, Inc.	234,669	44,422,842
Hubbell, Inc. Class B	152,814	28,082,629
Regal Rexnord Corp.	20,100	2,990,478
Vertiv Holdings Co.	4,016,800	56,235,200
		131,731,149
Industrial Conglomerates - 6.3%
3M Co.	166,373	24,769,612
General Electric Co.	9,332,864	853,957,056
		878,726,668
Machinery - 1.0%
Cummins, Inc.	79,200	16,244,712
Epiroc AB (A Shares)	60,100	1,285,471
Flowserve Corp.	844,685	30,324,192
Fortive Corp.	386,500	23,549,445
Otis Worldwide Corp.	238,884	18,382,124
PACCAR, Inc.	88,600	7,803,002
Stanley Black & Decker, Inc.	121,800	17,026,422
Westinghouse Air Brake Tech Co.	291,985	28,080,197
		142,695,565
Professional Services - 0.1%
Equifax, Inc.	38,400	9,104,640
Road & Rail - 0.5%
Knight-Swift Transportation Holdings, Inc. Class A	1,325,215	66,870,349
Trading Companies & Distributors - 0.0%
Beijer Ref AB (B Shares)	228,600	4,167,238
TOTAL INDUSTRIALS		1,982,391,626
INFORMATION TECHNOLOGY - 19.6%
Electronic Equipment & Components - 0.2%
Mirion Technologies, Inc. (d)	3,311,098	26,720,561
IT Services - 4.4%
Amadeus IT Holding SA Class A (b)	371,500	24,154,226
Edenred SA	908,400	45,140,894
Fidelity National Information Services, Inc.	560,500	56,285,410
Genpact Ltd.	530,700	23,090,757
Global Payments, Inc.	75,200	10,290,368
IBM Corp.	140,100	18,215,802
MasterCard, Inc. Class A	109,989	39,307,869
PayPal Holdings, Inc. (b)	328,000	37,933,200
Sabre Corp. (b)(c)	2,525,000	28,860,750
Snowflake, Inc. (b)	7,500	1,718,475
Twilio, Inc. Class A (b)	249,100	41,054,171
Unisys Corp. (b)	1,905,099	41,169,189
Visa, Inc. Class A	1,065,193	236,227,852
		603,448,963
Semiconductors & Semiconductor Equipment - 2.8%
Analog Devices, Inc.	145,938	24,106,039
Applied Materials, Inc.	288,202	37,985,024
Intel Corp.	1,229,300	60,924,108
Lam Research Corp.	42,100	22,633,381
Marvell Technology, Inc.	508,291	36,449,548
Qualcomm, Inc.	1,369,131	209,230,599
		391,328,699
Software - 8.6%
Adobe, Inc. (b)	55,100	25,104,662
Autodesk, Inc. (b)	122,528	26,263,877
Coupa Software, Inc. (b)	15,500	1,575,265
DocuSign, Inc. (b)	122,800	13,154,336
DoubleVerify Holdings, Inc. (b)	224,600	5,653,182
Dynatrace, Inc. (b)	416,194	19,602,737
Elastic NV (b)	440,100	39,146,895
Microsoft Corp.	2,993,405	922,896,690
PTC, Inc. (b)	143,900	15,500,908
Salesforce.com, Inc. (b)	45,500	9,660,560
SAP SE sponsored ADR	894,946	99,303,208
Workday, Inc. Class A (b)	42,900	10,272,834
		1,188,135,154
Technology Hardware, Storage & Peripherals - 3.6%
Apple, Inc.	2,776,904	484,875,207
Samsung Electronics Co. Ltd.	271,740	15,515,786
		500,390,993
TOTAL INFORMATION TECHNOLOGY		2,710,024,370
MATERIALS - 3.3%
Chemicals - 0.7%
Axalta Coating Systems Ltd. (b)	499,700	12,282,626
DuPont de Nemours, Inc.	1,199,100	88,229,778
		100,512,404
Metals & Mining - 2.6%
First Quantum Minerals Ltd.	2,562,200	88,702,968
Freeport-McMoRan, Inc.	4,210,542	209,432,359
Glencore Xstrata PLC	8,142,300	52,979,580
		351,114,907
TOTAL MATERIALS		451,627,311
REAL ESTATE - 0.8%
Equity Real Estate Investment Trusts (REITs) - 0.8%
American Tower Corp.	136,381	34,261,635
Equinix, Inc.	4,422	3,279,444
Simon Property Group, Inc.	549,300	72,265,908
		109,806,987
UTILITIES - 0.4%
Electric Utilities - 0.3%
Entergy Corp.	110,700	12,924,225
Southern Co.	405,500	29,402,805
		42,327,030
Multi-Utilities - 0.1%
Sempra Energy	34,380	5,779,966
TOTAL UTILITIES		48,106,996
TOTAL COMMON STOCKS (Cost $8,420,634,740)		13,762,424,926

Preferred Stocks - 0.1%
	Shares	Value ($)
Convertible Preferred Stocks - 0.0%
COMMUNICATION SERVICES - 0.0%
Interactive Media & Services - 0.0%
Reddit, Inc. Series E (d)(e)	17,600	1,087,581

Nonconvertible Preferred Stocks - 0.1%
INDUSTRIALS - 0.1%
Aerospace & Defense - 0.1%
Embraer SA sponsored ADR (b)	1,529,100	19,281,951

TOTAL PREFERRED STOCKS (Cost $18,348,432)		20,369,532

Other - 0.1%
	Shares	Value ($)
Other - 0.1%
Utica Shale Drilling Program (non-operating revenue interest) (d)(e)(f) (Cost $28,495,829)	22,323,330	8,033,206

Money Market Funds - 2.4%
	Shares	Value ($)
Fidelity Cash Central Fund 0.31% (g)	296,797,164	296,856,523
Fidelity Securities Lending Cash Central Fund 0.31% (g)(h)	33,359,500	33,362,836
TOTAL MONEY MARKET FUNDS (Cost $330,219,359)		330,219,359

TOTAL INVESTMENT IN SECURITIES - 102.1% (Cost $8,797,698,360)	14,121,047,023
NET OTHER ASSETS (LIABILITIES) - (2.1)%	(286,407,513)
NET ASSETS - 100.0%	13,834,639,510

Legend

(a)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $18,624,146 or 0.1% of net assets.

(b)	Non-income producing
(c)	Security or a portion of the security is on loan at period end.
(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $35,841,348 or 0.3% of net assets.

(e)	Level 3 security
(f)	Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Mirion Technologies, Inc.	6/16/21	33,110,980
Reddit, Inc. Series E	5/18/21	747,546
Utica Shale Drilling Program (non-operating revenue interest)	10/05/16 - 12/16/20	28,495,830

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.31%	112,941,949	1,437,398,874	1,253,484,300	58,329	-	-	296,856,523	0.6%
Fidelity Securities Lending Cash Central Fund 0.31%	191,405,919	823,421,990	981,465,073	8,781,225	-	-	33,362,836	0.1%
Total	304,347,868	2,260,820,864	2,234,949,373	8,839,554	-	-	330,219,359

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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